NET FINANCIAL COSTS (INCOME) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
NET FINANCIAL COSTS (INCOME)
Foreign exchange loss (gain)	$ 2,670	$ (1,229)
Interest income	(3,611)	(2,698)
Interest expense on lease liabilities	14	18
Change in fair value - Listed shares	750	(275)
Change in fair value - Embedded derivatives		(6,596)
Change in fair value - Derivative warrant liability	(24,900)
Interest and accretion on borrowings and notes	4,132	11,259
Loss on convertible notes settlement	7,548
Net financial costs (income)	$ (13,397)	$ 479